Share-based payments - Stock options (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024
Share-based payments
Share-based compensation expense	$ 18,337	$ 74,333
Minimum
Share-based payments
Exercise price	$ 138.47
Expiration period	5 years
Maximum
Share-based payments
Exercise price	$ 2,199.15
Expiration period	10 years